Schedule of Weighted Average Number of Shares (Details) - shares shares in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Basic weighted average number of common shares	4,165	4,038	4,119	4,025	4,029	3,746
Potential dilutive effect of stock-based awards
Diluted weighted average number of common shares	4,165	4,038	4,119	4,025	4,029	3,746